Trade and other receivables, deposits and prepayments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables, deposits and prepayments
Trade receivables	¥ 14,324,000	¥ 9,705,000
Other receivables	53,566,000	6,657,000
Deposits	58,212,000	50,779,000
Prepayments	35,811,000	53,953,000
Advances to employees	2,976,000	2,187,000
Trade and other receivables , Gross	150,565,000	113,576,000
Less: Non-current portion
Prepayments and deposits	(51,850,000)	(42,298,000)
Current portion	¥ 98,715,000	¥ 71,278,000
Age of trade receivables	30 days
Consideration receivable related to disposal of subsidiaries	¥ 41,000,000